REVENUES	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
    The following tables below summarize the company’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,295	$802	$221	$2,318
Other revenues	—	—	—	—
Total revenues	$1,295	$802	$221	$2,318

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$2,523	$1,601	$425	$4,549
Other revenues	20	—	—	20
Total revenues	$2,543	$1,601	$425	$4,569
    The following tables below summarize the company’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,556	$750	$145	$2,451
Other revenues	1	—	—	1
Total revenues	$1,557	$750	$145	$2,452

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$2,954	$1,602	$263	$4,819
Other revenues	2	—	—	2
Total revenues	$2,956	$1,602	$263	$4,821
(b)Timing of recognition of revenues from contracts with customers
    The following tables below summarize the company’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$493	$313	$138	$944
Services transferred over a period of time	802	489	83	1,374
Total revenues from contracts with customers	$1,295	$802	$221	$2,318

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$937	$661	$262	$1,860
Services transferred over a period of time	1,586	940	163	2,689
Total revenues from contracts with customers	$2,523	$1,601	$425	$4,549
    The following tables below summarize the company’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$526	$239	$92	$857
Services transferred over a period of time	1,030	511	53	1,594
Total revenues from contracts with customers	$1,556	$750	$145	$2,451

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,024	$662	$176	$1,862
Services transferred over a period of time	1,930	940	87	2,957
Total revenues from contracts with customers	$2,954	$1,602	$263	$4,819
(c)    Revenues by geography
    The following tables below summarize the company’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$173	$43	$—	$216
United States of America	—	371	—	371
Europe	—	238	—	238
Australia	1,093	—	—	1,093
Brazil	—	4	221	225
Other	29	146	—	175
Total revenues from contracts with customers	$1,295	$802	$221	$2,318
Other revenues	—	—	—	—
Total revenues	$1,295	$802	$221	$2,318

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$333	$89	$—	$422
United States of America	—	816	—	816
Europe	—	453	—	453
Australia	2,134	—	—	2,134
Brazil	—	6	425	431
Other	56	237	—	293
Total revenues from contracts with customers	$2,523	$1,601	$425	$4,549
Other revenues	20	—	—	20
Total revenues	$2,543	$1,601	$425	$4,569
    The following tables below summarize the company’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$292	$59	$—	$351
United States of America	—	307	—	307
Europe	—	247	—	247
Australia	1,186	—	—	1,186
Brazil	—	4	145	149
Other	78	133	—	211
Total revenues from contracts with customers	$1,556	$750	$145	$2,451
Other revenues	1	—	—	1
Total revenues	$1,557	$750	$145	$2,452

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$563	$111	$—	$674
United States of America	—	684	—	684
Europe	—	487	—	487
Australia	2,226	—	—	2,226
Brazil	—	8	263	271
Other	165	312	—	477
Total revenues from contracts with customers	$2,954	$1,602	$263	$4,819
Other revenues	2	—	—	2
Total revenues	$2,956	$1,602	$263	$4,821